Significant Accounting Policies, Income Taxes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Subsidiary	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 23, 2018 Subsidiary
Income Taxes [Abstract]
Hong Kong profits tax rate percentage	16.50%
Hong Kong profits tax
Number of vessel-owning subsidiaries registered in Malta | Subsidiary	2			2
Minimum stock ownership percentage under 50% Ownership Test	50.00%
Minimum stock ownership percentage under 5% Override Rule	50.00%
Minimum percentage of days stock owned during taxable year under 5% Override Rule	50.00%
Minimum stock ownership percentage for individual under 5% Override Rule	5.00%
Income taxes	$ 0	$ 0	$ 54
Seanergy Management Corp. [Member]
Income Taxes [Abstract]
Greek annual contribution	97
Seanergy Shipmanagement Corp. [Member]
Income Taxes [Abstract]
Greek annual contribution
Statutory Tax Exemption on United States Source Income [Member]
Income Taxes [Abstract]
Income taxes	$ 0	$ 0	$ 22